Net Loss Per Share (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 24, 2022	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to common stockholders | $		$ (29,851)	$ (8,121)
Basic weighted-average common shares outstanding (in shares) | shares		89,326,172	62,094,383
Basic net loss per share for the period attributable to common stockholders (in usd per share) | $ / shares		$ (0.33)	$ (0.13)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability | $		$ 0	$ (18,635)
Dilutive numerator (in shares) | $		$ (29,851)	$ (26,756)
Columbia warrant (in shares) | shares		0	1,410,657
Diluted weighted-average common shares outstanding (in shares) | shares		89,326,172	63,505,040
Diluted net loss per share for the period attributable to common stockholders (in usd per share) | $ / shares		$ (0.33)	$ (0.42)
Exchange ratio	3.3028	3.3028